Available for Sale Marketable Debt Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Available-for-sale Securities [Abstract]
Available for Sale Marketable Debt Securities
Available for Sale Marketable Debt Securities:

At June 30, 2013 and December 31, 2012, all of our investments in marketable debt securities were classified as available for sale and, as a result, were reported at their estimated fair values on the condensed consolidated balance sheets. Refer to Note 7 - “Fair Value Measurements.” The following is a summary of amortized cost and estimated fair value of our marketable debt securities available for sale at June 30, 2013 ($ amounts in thousands):

				Estimated
		Unrealized		Fair
	Cost	Gain	(Loss)	Value
Corporate bonds	$3,553	$28	$—	$3,581

All available for sale marketable debt securities are classified as current on our condensed consolidated balance sheet as of June 30, 2013.

The following is a summary of amortized cost and estimated fair value of our investments in marketable debt securities available for sale at December 31, 2012 ($ amounts in thousands):

				Estimated
		Unrealized		Fair
	Cost	Gain	(Loss)	Value
Corporate bonds	$11,666	$61	$—	$11,727

    The following is a summary of the contractual maturities of our available for sale debt securities at June 30, 2013 ($ amounts in thousands):

	June 30, 2013
		Estimated Fair
	Cost	Value
Less than one year	$2,644	$2,663
Due between 1-2 years	909	918
Total	$3,553	$3,581

Available for Sale Marketable Debt Securities:

At December 31, 2012 and 2011, all of our investments in marketable debt securities were classified as available for sale and, as a result, were reported at their estimated fair values on the consolidated balance sheets. Refer to Note 7 - “Fair Value Measurements.” The following is a summary of amortized cost and estimated fair value of our marketable debt securities available for sale at December 31, 2012 ($ amounts in thousands):

		Unrealized		Estimated Fair Value
	Cost	Gain	(Loss)
Corporate bonds (Successor)	$11,666	$61	$—	$11,727

All available for sale marketable debt securities are classified as current on our consolidated balance sheet as of December 31, 2012.
The following is a summary of amortized cost and estimated fair value of our investments in marketable debt securities available for sale at December 31, 2011 ($ amounts in thousands):

				Estimated Fair Value
		Unrealized
	Cost	Gain	(Loss)
Corporate bonds (Predecessor)	$25,680	$53	($24)	$25,709

The following is a summary of the contractual maturities of our available for sale debt securities at December 31, 2012 ($ amounts in thousands):

	December 31, 2012
	Cost	Estimated Fair Value
Less than one year	$8,082	$8,100
Due between 1-2 years	2,672	2,702
Due between 2-5 years	912	925
Total	$11,666	$11,727